Financial Instruments and Risk Management - Carrying Value and Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at carrying value	$ 217	$ 0
Financial liabilities at fair value	217	0
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at carrying value	69,197	80,362
Financial liabilities at fair value	69,695	81,228
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at carrying value	33,251	53,074
Financial assets at fair value	33,251	53,074
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at carrying value	10,681	12,014
Financial assets at fair value	$ 10,681	$ 12,014